Investment Portfolio - July 31, 2022

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 93.8%

Communication Services - 9.1%
Diversified Telecommunication Services - 1.1%
Radius Global Infrastructure, Inc. - Class A*	50,978	$778,944
Entertainment - 2.2%
Activision Blizzard, Inc.	6,878	549,896
Electronic Arts, Inc.	7,305	958,635
		1,508,531
Interactive Media & Services - 4.0%
Alphabet, Inc. - Class A*	11,040	1,284,173
Meta Platforms, Inc. - Class A*	9,313	1,481,698
		2,765,871
Media - 1.8%
Charter Communications, Inc. - Class A*	2,860	1,235,806
Total Communication Services		6,289,152
Consumer Discretionary - 8.5%
Hotels, Restaurants & Leisure - 0.9%
Domino’s Pizza, Inc.	1,625	637,179
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc.*	23,520	3,174,024
Multiline Retail - 2.3%
Dollar General Corp.	2,689	668,028
Dollar Tree, Inc.*	5,588	924,032
		1,592,060
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. - Class B	4,225	485,537
Total Consumer Discretionary		5,888,800
Consumer Staples - 7.2%
Beverages - 4.3%
The Coca-Cola Co.	25,909	1,662,581
Constellation Brands, Inc. - Class A	5,317	1,309,630
		2,972,211
Food Products - 2.9%
Mondelez International, Inc. - Class A	31,680	2,028,787
Total Consumer Staples		5,000,998
Financials - 11.4%
Banks - 2.2%
East West Bancorp, Inc.	12,521	898,758
JPMorgan Chase & Co.	5,473	631,365
		1,530,123
Capital Markets - 7.7%
BlackRock, Inc.	1,594	1,066,673
Cboe Global Markets, Inc.	6,667	822,574
Intercontinental Exchange, Inc.	12,180	1,242,238
Moody’s Corp.	4,223	1,310,186
S&P Global, Inc.	2,455	925,363
		5,367,034

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance - 1.5%
The Progressive Corp.	8,837	$1,016,785
Total Financials		7,913,942
Health Care - 15.4%
Biotechnology - 2.9%
BioMarin Pharmaceutical, Inc.*	7,747	666,630
Seagen, Inc. *	3,685	663,226
Vertex Pharmaceuticals, Inc.*	2,300	644,943
		1,974,799
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc.*	2,337	656,627
Boston Scientific Corp.*	12,499	513,084
Heska Corp. *	3,811	348,668
IDEXX Laboratories, Inc.*	2,382	950,847
Intuitive Surgical, Inc.*	1,601	368,502
		2,837,728
Health Care Providers & Services - 4.3%
CVS Health Corp.	7,108	680,093
Humana, Inc.	2,572	1,239,704
UnitedHealth Group, Inc.	2,005	1,087,392
		3,007,189
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	1,481	886,245
Pharmaceuticals - 2.8%
Johnson & Johnson	9,358	1,633,158
Zoetis, Inc.	1,850	337,718
		1,970,876
Total Health Care		10,676,837
Industrials - 6.7%
Aerospace & Defense - 2.0%
L3Harris Technologies, Inc.	2,786	668,557
Northrop Grumman Corp.	1,426	682,911
		1,351,468
Air Freight & Logistics - 1.6%
FedEx Corp.	2,361	550,325
United Parcel Service, Inc. - Class B	2,863	557,970
		1,108,295
Commercial Services & Supplies - 0.7%
Copart, Inc. *	3,997	512,016
Professional Services - 1.1%
Insperity, Inc.	6,631	727,686
Road & Rail - 1.3%
Norfolk Southern Corp.	3,570	896,677
Total Industrials		4,596,142
Information Technology - 25.9%
Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	1,941	352,350

Investment Portfolio - July 31, 2022

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	6,564	$334,633
		686,983
IT Services - 10.2%
Mastercard, Inc. - Class A	5,823	2,060,119
Okta, Inc. *	7,876	775,392
PayPal Holdings, Inc.*	20,977	1,815,140
Snowflake, Inc. - Class A*	5,247	786,578
Visa, Inc. - Class A	7,576	1,606,945
		7,044,174
Semiconductors & Semiconductor Equipment - 1.7%
NVIDIA Corp.	2,942	534,355
Universal Display Corp.	5,899	681,099
		1,215,454
Software - 13.0%
Cadence Design Systems, Inc.*	5,559	1,034,419
DoubleVerify Holdings, Inc.*	46,175	1,058,793
Microsoft Corp.	12,111	3,400,042
Salesforce, Inc.*	10,979	2,020,356
ServiceNow, Inc.*	3,363	1,502,117
		9,015,727
Total Information Technology		17,962,338

	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 5.0%
Chemicals - 2.6%
FMC Corp.	15,927	$1,769,490
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	63,245	1,407,201
Metals & Mining - 0.4%
Newmont Corp.	6,478	293,324
Total Materials		3,470,015
Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITS) - 3.6%
Equinix, Inc.	1,473	1,036,609
SBA Communications Corp.	4,303	1,444,904
Total Real Estate		2,481,513
Utilities - 1.0%
Electric Utilities - 1.0%
Evergy, Inc.	10,346	706,218
TOTAL COMMON STOCKS
(Identified Cost $55,076,404)		64,985,955

SHORT-TERM INVESTMENT - 6.4%
Dreyfus Government Cash Management, Institutional Shares, 1.83%[1]
(Identified Cost $4,408,494)	4,408,494	4,408,494

TOTAL INVESTMENTS - 100.2%
(Identified Cost $59,484,898)		69,394,449
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(128,618)
NET ASSETS - 100%		$69,265,831

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

 2

Investment Portfolio - July 31, 2022

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,289,152	$6,289,152	$—	$—
Consumer Discretionary	5,888,800	5,888,800	—	—
Consumer Staples	5,000,998	5,000,998	—	—
Financials	7,913,942	7,913,942	—	—
Health Care	10,676,837	10,676,837	—	—
Industrials	4,596,142	4,596,142	—	—
Information Technology	17,962,338	17,962,338	—	—
Materials	3,470,015	3,470,015	—	—
Real Estate	2,481,513	2,481,513	—	—
Utilities	706,218	706,218	—	—
Short-Term Investment	4,408,494	4,408,494	—	—
Total assets	$69,394,449	$69,394,449	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2021 or July 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

 3